INCOME AND SOCIAL CONTRIBUTION TAXES - Reconciliations of income and social contribution taxes at statutory rates to amounts presented in the Statement of Income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INCOME AND SOCIAL CONTRIBUTION TAXES
Applicable tax rate	25.00%	25.00%	25.00%
Social contribution tax	9.00%	9.00%	9.00%
Tax rates for foreign subsidiaries mainly in financial activities	0.00%	0.00%	0.00%
Reconciliations of taxes at statutory rates to amounts presented in the Statement of Income
Income (loss) before income taxes	R$ 1,674,720	R$ 2,157,431	R$ (43,276)
Statutory tax rates	34.00%	34.00%	34.00%
Income and social contribution taxes at statutory rates	R$ (569,405)	R$ (733,527)	R$ 14,714
Tax adjustment with respect to:
Difference in tax rates in foreign companies	75,428	663,116	(183,787)
Equity in earnings of unconsolidated companies	(5,797)	3,448	(11,763)
Interest on equity	69	128,418	113
Tax credits and incentives	8,852	9,531	23,185
Recognition of previously unrecognized tax losses	1,097	47,545
Capital Gain			(98,290)
Other permanent differences, net	31,923	50,420	(39,563)
Income and social contribution taxes	(457,833)	168,951	(295,391)
Current	(240,400)	(629,209)	(313,758)
Deferred	R$ (217,433)	R$ 798,160	R$ 18,367
Minimum
INCOME AND SOCIAL CONTRIBUTION TAXES
Tax rate for foreign subsidiaries	22.60%	22.60%	22.60%
Maximum
INCOME AND SOCIAL CONTRIBUTION TAXES
Tax rate for foreign subsidiaries	35.00%	35.00%	35.00%